S-K 1602(a)(4) Forepart, Adjusted NTBV	Aug. 31, 2025 $ / shares
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Offering Price of $10.00 per Unit [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.69
Offering Price of $10.00 per Unit [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.68
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.19
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.81
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.18
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.82
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.41
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.59
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.42
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.58
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.04
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.96
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.08
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.92
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	1.94
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	8.06
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	2.15
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 7.85